Taxation (Details)	3 Months Ended	6 Months Ended	9 Months Ended	24 Months Ended	36 Months Ended		66 Months Ended
	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2024
PRC
Taxation
Reduction percentage of cultural undertaking development fees							50.00%
Applicable tax rate approved (as a percent)			25.00%
Percentage of claiming tax deductible for research and development expense (as a percent)				150.00%
Percentage of entitled to claim announced by State Taxation Administration (as a percent)					175.00%
PRC | High and new technology enterprise
Taxation
Preferential income tax rate (as a percent)			15.00%
PRC | Beijing Jingdong Shangke Information Technology Co., Ltd. | High and new technology enterprise
Taxation
Preferential income tax rate (as a percent)			15.00%
PRC | Beijing Jingdong Shangke Information Technology Co., Ltd. | Software enterprise
Taxation
Number of years exempted from income tax			2 years
Reduction percentage of preferential corporate income tax rate			50.00%
Number of years half exempted income tax			3 years
Preferential income tax rate (as a percent)			12.50%			50.00%
PRC | Certain enterprises located in applicable PRC regions | Encouraged industry in the Western Regions of China
Taxation
Preferential income tax rate (as a percent)			15.00%
PRC | Sales of audio, video products and books
Taxation
Statutory VAT rate (as a percent)	10.00%	9.00%
PRC | Sales of other products
Taxation
Statutory VAT rate (as a percent)	16.00%	13.00%
PRC | Logistics services
Taxation
Statutory VAT rate (as a percent)	10.00%	9.00%	6.00%
PRC | Online advertising and other services
Taxation
Statutory VAT rate (as a percent)			6.00%
Percentage of cultural undertaking development fees			3.00%
Indonesia
Taxation
Profit tax rate (as a percent)			25.00%
Hong Kong
Taxation
Profit tax rate (as a percent)			16.50%